UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: April 30, 2014

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund

AT Disciplined Equity Fund

Semi-Annual Report	April 30, 2014

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND
APRIL 30, 2014

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-328-3863; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND
APRIL 30, 2014 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.5%
	Shares	Value
CONSUMER DISCRETIONARY — 14.9%
Amazon.com*	17,228	$5,239,552
Comcast, Cl A	185,184	9,585,124
DIRECTV*	83,380	6,470,288
Dollar General*	133,115	7,513,011
Home Depot	141,785	11,273,325
McDonald’s	70,020	7,098,628
Target	107,834	6,658,749
TJX	148,388	8,633,214
VF	105,594	6,450,737
Walt Disney	107,370	8,518,736

		77,441,364

CONSUMER STAPLES — 6.6%
Colgate-Palmolive	97,510	6,562,423
CVS Caremark	120,311	8,749,016
Kellogg	77,225	5,160,947
PepsiCo	81,628	7,011,029
Walgreen	101,775	6,910,522

		34,393,937

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value
ENERGY — 8.2%
Anadarko Petroleum	120,384	$11,920,424
Apache	79,266	6,880,289
EQT	57,778	6,297,224
Marathon Oil	204,040	7,376,046
Williams	235,936	9,949,421

		42,423,404

FINANCIALS — 14.1%
AvalonBay Communities REIT	46,698	6,376,612
Bank of America	499,995	7,569,925
BlackRock, Cl A	20,411	6,143,711
Capital One Financial	113,665	8,399,843
Citigroup	157,608	7,550,999
JPMorgan Chase	204,251	11,433,971
Simon Property Group REIT	42,853	7,422,139
US Bancorp	179,420	7,316,748
Wells Fargo	218,058	10,824,399

		73,038,347

HEALTH CARE — 13.5%
Aetna	159,764	11,415,138
Covidien PLC	122,060	8,696,775
Express Scripts Holding*	218,309	14,535,013
Johnson & Johnson	82,190	8,325,025
Merck	165,022	9,663,688
Stryker	103,945	8,081,724
UnitedHealth Group	125,700	9,432,528

		70,149,891

INDUSTRIALS — 9.6%
Boeing	67,570	8,717,881
Danaher	141,577	10,388,920

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
General Electric	479,079	$12,882,435
Union Pacific	40,010	7,619,104
United Technologies	84,148	9,957,233

		49,565,573

INFORMATION TECHNOLOGY — 24.7%
Alliance Data Systems*	25,895	6,264,000
Apple	33,142	19,556,763
Automatic Data Processing	157,734	12,296,943
Check Point Software Technologies*	79,000	5,060,740
Cisco Systems	403,676	9,328,952
Citrix Systems*	93,240	5,530,064
EMC	313,090	8,077,722
Fidelity National Information Services	107,318	5,734,001
Fiserv*	132,136	8,031,226
Google, Cl A*	9,022	4,825,687
Google, Cl C*	9,022	4,751,527
Microsoft	272,103	10,992,961
NetApp	94,080	3,350,189
Oracle	341,210	13,948,665
Teradata*	83,380	3,790,455
Visa, Cl A	32,037	6,491,016

		128,030,911

MATERIALS — 4.9%
Crown Holdings*	162,980	7,687,767
Freeport-McMoRan Copper & Gold	201,105	6,911,979
Praxair	81,073	10,584,080

		25,183,826

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value
TELECOMMUNICATION SERVICES — 1.0%
Verizon Communications	109,540	$5,118,804

TOTAL COMMON STOCK (Cost $359,816,580)		505,346,057

CASH EQUIVALENT (A) — 3.5%
AIM Short-Term Investment Company Liquid Assets Portfolio, 0.060% (Cost $18,023,667)	18,023,667	18,023,667

TOTAL INVESTMENTS — 101.0% (Cost $377,840,247)		$523,369,724

Percentages are based on Net Assets of $518,405,145.
*	Non-income producing security.

(A) The rate reported is the 7-day effective yield as of April 30, 2014.

Cl — Class

PLC — Public Limited Company

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND
APRIL 30, 2014 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments at Value (Cost $377,840,247)	$523,369,724
Receivable for Capital Shares Sold	479,978
Dividends Receivable	239,611
Reclaim Receivable	7,770
Prepaid Expenses	19,841

Total Assets	524,116,924

Liabilities:
Payable for Investment Securities Purchased	5,216,917
Payable due to Adviser	275,287
Payable for Capital Shares Redeemed	169,846
Payable due to Administrator	33,712
Chief Compliance Officer Fees Payable	2,945
Payable due to Trustees	1,439
Other Accrued Expenses	11,633

Total Liabilities	5,711,779

Net Assets	$518,405,145

Net Assets Consist of:
Paid-in Capital	$365,051,778
Undistributed Net Investment Income	1,004,405
Accumulated Net Realized Gain on Investments	6,819,485
Net Unrealized Appreciation on Investments	145,529,477

Net Assets	$518,405,145

Institutional Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	35,888,685

Net Asset Value, Offering and Redemption Price Per Share	$14.44

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND
FOR THE SIX MONTHS ENDED
APRIL 30, 2014† (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$4,020,652

Total Income	4,020,652

Expenses:
Investment Advisory Fees	1,677,290
Administration Fees	149,946
Chief Compliance Officer Fees	4,766
Trustees’ Fees	4,170
Transfer Agent Fees	60,926
Registration and Filing Fees	29,473
Legal Fees	25,105
Printing Fees	16,213
Custodian Fees	10,444
Audit Fees	8,732
Other Expenses	7,498

Total Expenses	1,994,563

Less:
Waiver of Investment Advisory Fees	(52,044)
Fees Paid Indirectly (Note 4)	(3)

Net Expenses	1,942,516

Net Investment Income	2,078,136

Net Realized Gain on Investments	8,595,545
Net Change in Unrealized Appreciation on Investments	28,373,112

Net Realized and Unrealized Gain on Investments	36,968,657

Net Increase in Net Assets Resulting from Operations	$39,046,793

†	On January 2, 2014, the Invesco Disciplined Equity Fund (the “Predecessor Fund”) was reorganized into the Advisors’ Inner Circle AT Disciplined Equity Fund. Information presented prior to January 2, 2014 is that of the Predecessor Fund. See Note 1 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2014† (Unaudited)	Year Ended October 31, 2013

Operations:
Net Investment Income	$2,078,136	$4,096,535
Net Realized Gain on Investments	8,595,545	21,281,298
Net Change in Unrealized Appreciation on Investments	28,373,112	63,387,409

Net Increase in Net Assets Resulting from Operations	39,046,793	88,765,242

Dividends and Distributions:
Net Investment Income	(4,204,041)	(3,466,757)
Net Realized Gains	(20,702,478)	(11,412,444)

Total Dividends and Distributions	(24,906,519)	(14,879,201)

Capital Share Transactions:
Issued	42,713,158	116,180,467
Reinvestment of Dividends and Distributions	22,306,354	12,342,736
Redeemed	(31,640,049)	(52,204,431)

Net Increase in Net Assets from Capital Share Transactions	33,379,463	76,318,772

Total Increase in Net Assets	47,519,737	150,204,813

Net Assets:
Beginning of Period	470,885,408	320,680,595

End of Period	$518,405,145	$470,885,408

Undistributed Net Investment Income	$1,004,405	$3,130,310

Shares Issued and Redeemed:
Issued	3,015,016	9,275,304
Reinvestment of Dividends and Distributions	1,647,441	1,096,158
Redeemed	(2,242,254)	(4,118,072)

Net Increase in Shares Outstanding from Share Transactions	2,420,203	6,253,390

†	On January 2, 2014, the Invesco Disciplined Equity Fund (the “Predecessor Fund”) was reorganized into the Advisors’ Inner Circle AT Disciplined Equity Fund. Information presented prior to January 2, 2014 is that of the Predecessor Fund. See Note 1 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout The Period

	Six Months Ended April 30, 2014(1) (Unaudited)	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Period Ended October 31, 2009(2)
Net Asset Value, Beginning of Period	$14.07	$11.78	$10.61	$9.61	$8.47	$7.08

Income from Investment Operations:
Net Investment Income*	0.06	0.13	0.12	0.09	0.09	0.08
Net Realized and Unrealized Gain	1.06	2.70	1.33	1.00	1.13	1.43

Total from Investment Operations	1.12	2.83	1.45	1.09	1.22	1.51

Dividends and Distributions:
Net Investment Income	(0.13)	(0.13)	(0.09)	(0.09)	(0.08)	(0.12)
Net Realized Gains	(0.62)	(0.41)	(0.19)	–	–	–

Total Dividends and Distributions	(0.75)	(0.54)	(0.28)	(0.09)	(0.08)	(0.12)

Net Asset Value, End of Period	$14.44	$14.07	$11.78	$10.61	$9.61	$8.47

Total Return†	8.27%	25.16%	14.05%	11.44%	14.51%	21.80%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$518,405	$470,885	$320,681	$227,712	$188,719	$166,898
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)^	0.79%**	0.80%	0.78%	0.80%	0.74%	1.12%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.81%**	0.80%	0.79%	0.81%	0.75%	1.33%**
Ratio of Net Investment Income to Average Net Assets	0.85%**	1.03%	1.07%	0.89%	0.96%	1.16%**
Portfolio Turnover Rate	9%	19%	22%	38%	34%	44%

†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

^	The Ratio of Expenses to Average Net Assets includes the effects of fees paid indirectly. If these expense offsets were excluded, the ratios would have been the same.

*	Per share calculations were performed using average shares for the period.

**	Annualized.

(1)	The financial highlights presented for the Fund prior to January 2, 2014 represent the financial history of the Invesco Disciplined Equity Fund (the “Invesco Predecessor Fund”), which has been reorganized into the Fund.

(2)	Period from November 30, 2008 to October 31, 2009. Prior to September 21, 2009, the Fund operated as Atlantic Whitehall Equity Income Fund (the “Atlantic Whitehall Predecessor Fund”). On such date, holders of the Institutional Class of the Atlantic Whitehall Predecessor Fund received Class Y shares of the Invesco Predecessor Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 50 funds. The financial statements herein are those of AT Disciplined Equity Fund (the “Fund”). The Fund is classified as a “diversified” investment company under the 1940 Act. The investment objective of the Fund is to seek long-term capital appreciation and, secondarily, current income. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

On October 17, 2013, the shareholders of the Invesco Disciplined Equity Fund (the “Predecessor Fund” or “Invesco Predecessor Fund”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for (a) the acquisition of all the assets and assumption of all the liabilities of the Predecessor Fund, a series of AIM Equity Funds (Invesco Equity Funds), by the Fund in exchange for Institutional Class shares of the Fund; (b) the distribution of such shares to the shareholders of the Predecessor Fund; and (c) the liquidation and termination of the Predecessor Fund. The effective date of the Reorganization was January 2, 2014.

The Fund is the successor to the Invesco Predecessor Fund and the Atlantic Whitehall Equity Income Fund (the “Atlantic Whitehall Predecessor Fund” and, together with the Invesco Predecessor Fund, the “Predecessor Funds”). The Invesco Predecessor Fund was managed by Invesco Advisers, Inc. (“Invesco”) and the Atlantic Whitehall Predecessor Fund was managed by AT Investment Advisers, Inc. (the “Adviser”). The Predecessor Funds had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Fund. The financial statements and financial highlights reflect the financial information of the Predecessor Funds through January 1, 2014.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of as-

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND

sets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2014, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND

prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of April 30, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For details of the investment classification, reference the Schedule of Investments.

For the six months ended April 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended April 30, 2014, there were no Level 3 securities.

For the six months ended April 30, 2014, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes have been made in the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2014, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income, if any, annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND

3. Transactions with Affiliates:

Effective January 2, 2014, certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust. Prior to January 2, 2014, the Predecessor Fund entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class Y shares of the Predecessor Fund. The Predecessor Fund was not charged any fees pursuant with the distribution agreement with IDI.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

Effective January 2, 2014, the Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for an annual fee which is calculated daily and paid monthly, at an annual rate of 0.08% of each Fund’s average daily net assets. The foregoing fee is subject to a minimum annual fee of $125,000 plus $10,000 per additional class. Due to this minimum, the annual administration fee each Fund pays will exceed the above percentage at low asset levels. Prior to January 2, 2014, the Predecessor Fund entered into a master administrative services agreement with Invesco pursuant to which the Predecessor Fund agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Predecessor Fund. Expenses incurred under the agreement are shown in the Statement of Operations as “Administration Fees”.

Effective January 2, 2014, DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended April 30, 2014, the Fund earned credits of $3 which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statement of Operations.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND

Prior to January 2, 2014, the Predecessor Fund entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Predecessor Fund agreed to pay IIS a fee for providing transfer agency and shareholder services to the Invesco Predecessor Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services.

Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at the following rates based on the average daily net assets of the Fund: 0.695% of the first $250 million, 0.670% of the next $250 million, 0.645% of the next $500 million, 0.620% of the next $1.5 billion, 0.595% of the next $2.5 billion, 0.570% of the next $2.5 billion, 0.545% of the next $2.5 billion and 0.520% of any amount above $10 billion.

The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the total annual operating expenses (excluding 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.79% of the Fund’s average daily net assets until January 2, 2016. In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below the Fund’s expense cap, the Adviser may receive from the Fund the difference between total annual operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated at any time. As of April 30, 2014, the amount the Adviser may seek as reimbursement of previously waived fees was $52,044, expiring in 2017.

Prior to January 2, 2014, Invesco served as investment adviser to the Predecessor Fund. Invesco had contractually agreed through June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual Fund operating expenses after fee waivers and/or expense reimbursement to 1.75% of the Predecessor Fund’s average daily net assets. Invesco did not waive fees and/or reimburse expenses during the period from November 1, 2013 through January 1, 2014 under this expense limitation. Further, Invesco had contractually agreed

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND

through June 30, 2014, to waive the advisory fee payable by the Predecessor Fund in an amount equal to 100% of the net advisory fees Invesco received from the affiliated money market funds on investments by the Predecessor Fund of uninvested cash in such affiliated money market funds. For the period from November 1, 2013 through January 1, 2014, Invesco waived advisory fees of $3,044.

6. Investment Transactions:

For the six months ended April 30, 2014, the Fund made purchases of $55,016,116 and sales of $44,411,229 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years ended October 31, 2013 and 2012 were as follows:

	Ordinary Income	Long-Term Capital Gains	Total
2013	$3,466,757	$11,412,444	$14,879,201
2012	1,953,835	4,146,472	6,100,307

As of October 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$3,225,967
Undistributed Long-Term Capital Gains	20,550,602
Unrealized Appreciation	115,436,524

Total Distributable Earnings	$139,213,093

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation difference is attributable primarily to wash sales.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

The Fund does not have a capital loss carryforward as of October 31, 2013.

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future net capital gains.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2014, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$377,840,247	$148,903,681	$(3,374,204)	$145,529,477

8. Other:

At April 30, 2014, 88% of the Fund’s total shares outstanding were held by four record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/13	Ending Account Value 4/30/14	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,082.70	0.79%	$4.08

Hypothetical 5% Return	$1,000.00	$1,020.88	0.79%	$3.96

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on August 13, 2013 to decide whether to approve the Agreement for an initial two-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s compliance systems; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy; and (x) the Adviser’s performance in managing similar accounts.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant,

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND

including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel and the resources of the Adviser. The Trustees reviewed the terms of the proposed Agreement. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers proposed to be primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND

economies of scale would be realized by the Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

AT Disciplined Equity Fund

PO Box 219009

Kansas City, MO 64121-9009

1-855-3AT-FUND

Adviser:

AT Investment Advisers, Inc.

One South Wacker Drive, Suite 3500

Chicago, Illinois 60606

Distributor:

SEI Investments Distribution Co.

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

ATF-SA-001-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2014

By (Signature and Title)	/s/ James F. Volk
James F. Volk Treasurer, Controller & CFO

Date: July 7, 2014